Consolidated Statements Of Income (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Interest income:
Loans, including fees (Note 4)	¥ 1,663,742		¥ 1,577,770		¥ 1,595,097
Deposits in other banks	47,056		27,304		39,963
Investment securities:
Interest	229,732		266,640		307,812
Dividends	112,605		104,187		104,634
Gain on conversion rate adjustment of convertible preferred stock (Note 2)					139,320
Trading account assets	407,415		394,788		315,742
Call loans and funds sold	10,074		7,046		6,918
Receivables under resale agreements and securities borrowing transactions	51,659		49,786		86,470
Total	2,522,283		2,427,521		2,595,956
Interest expense:
Deposits	226,655		212,067		228,858
Call money and funds purchased	6,841		6,961		8,157
Payables under repurchase agreements and securities lending transactions	39,329		56,862		86,947
Due to trust account	519		665		647
Other short-term borrowings and trading account liabilities	57,501		52,342		61,657
Long-term debt	230,127		227,521		253,873
Total	560,972		556,418		640,139
Net interest income	1,961,311		1,871,103		1,955,817
Provision (credit) for credit losses (Note 4)	(106,371)		144,542		223,809
Net interest income after provision (credit) for credit losses	2,067,682		1,726,561		1,732,008
Non-interest income:
Fees and commissions income (Note 27)	1,294,116		1,160,874		1,099,963
Foreign exchange gains (losses)-net (Note 28)	(61,755)		(38,955)		34,302
Trading account profits (losses)-net (Note 28)	(33,886)		570,276		667,285
Investment securities gains-net (Note 3)	303,520	[1]	155,957	[1]	19,384	[1]
Equity in earnings (losses) of equity method investees-net (Notes 2 and 26)	110,520		60,210		(499,427)
Gains on sales of loans (Note 4)	17,680		14,773		15,645
Government grant for transfer of substitutional portion of Employees' Pension Fund Plans (Note 13)	115,210
Other non-interest income (Note 20)	75,676		144,774		103,424
Total	1,821,081		2,067,909		1,440,576
Non-interest expense:
Salaries and employee benefits (Note 13)	1,029,580		932,399		900,144
Occupancy expenses-net (Notes 5 and 26)	158,393		151,138		150,808
Fees and commission expenses	222,038		209,782		204,734
Outsourcing expenses, including data processing	216,737		198,134		191,089
Depreciation of premises and equipment (Note 5)	103,714		94,035		94,777
Amortization of intangible assets (Note 6)	198,147		207,568		212,229
Impairment of intangible assets (Note 6)	312		3,378		30,986
Insurance premiums, including deposit insurance	101,135		98,711		115,376
Communications	50,868		47,095		49,276
Taxes and public charges	69,457		66,862		65,641
Other non-interest expenses (Notes 2, 4, 5, 6, 20 and 26)	317,939		369,497		307,582
Total	2,468,320		2,378,599		2,322,642
Income before income tax expense	1,420,443		1,415,871		849,942
Income tax expense (Note 7)	337,917		296,020		429,191
Net income before attribution of noncontrolling interests	1,082,526		1,119,851		420,751
Net income attributable to noncontrolling interests	67,133		50,727		4,520
Net income attributable to Mitsubishi UFJ Financial Group	1,015,393		1,069,124		416,231
Income allocated to preferred shareholders:
Cash dividends paid	17,940		17,940		17,940
Changes in a foreign affiliated company's interests in its subsidiary	3,301
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥ 994,152		¥ 1,051,184		¥ 398,291
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group (Notes 18 and 22):
Basic earnings per common share-Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥ 70.21		¥ 74.30		¥ 28.17
Diluted earnings per common share-Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥ 69.98		¥ 74.16		¥ 28.09

[1]	The following credit losses are included in Investment securities gains-net: Decline in fair value by ¥11,704 million, ¥7,457 million and ¥2,321 million; Other comprehensive income-net by ¥2,078 million, ¥872 million and ¥284 million; Total credit losses by ¥13,782 million, ¥8,329 million and ¥2,605 million, March 31, 2012, 2013 and 2014, respectively.